UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Municipal Income Fund -
Class A, Class T, Class B
and Class C

Annual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-8.86%	1.47%	3.44%
Class T (incl. 4.00% sales charge)	-8.85%	1.39%	3.36%
Class B (incl. contingent deferred sales charge) A	-10.24%	1.21%	3.31%
Class C (incl. contingent deferred sales charge) B	-6.68%	1.46%	3.00%

A Class B shares' contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Municipal Income Fund - Class A on October 31, 1998, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Advisor Municipal Income Fund

Municipal bonds suffered losses during the 12 months ending October 31, 2008, hurt by a lack of buyers amid a growing risk aversion that spread rapidly across the global financial markets. When the period began, investors already had begun to unload lower-rated munis, migrating instead to the "safe haven" of U.S. Treasury securities. Within months, insured bonds - the top-rated munis - also came under pressure in response to concerns about the financial strength of bond insurers, many of which also had insured securities backed by subprime mortgages. In early 2008, the market for auction-rate securities seized up, providing even more pressure on tax-free bonds. The loss of independent muni dealers - Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - further disrupted the market, as did the selling by leveraged investors who unwound their muni positions to cover losses and meet their investors' redemption demands. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - fell 3.30%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Index, returned 0.30%.

For the year ending October 31, 2008, the fund's Class A, Class T, Class B and Class C shares returned -5.06%, -5.05%, -5.70% and -5.77%, respectively (excluding sales charges). Meanwhile, the Barclays Capital 3 Plus Year Municipal Bond Index returned -4.34%. The fund lagged its benchmark primarily due to my decision to modestly overweight lower-quality securities, which lagged higher-quality munis in response to a weakening economy, volatility in the global credit markets and investors' aversion to risk. In addition, the fund's underweighting in the highest-quality bonds also cost us some ground because they generally performed best. In contrast, the fund benefited from advantageous yield-curve positioning, helped by my decision to maintain an overweighting in intermediate-maturity bonds, which outperformed bonds in the 20-year range, in which we were underweighted. My decision to underweight poor-performing tobacco bonds worked to the fund's advantage. The sector was hurt by a glut of new issuance and by investors' increased aversion to risk.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Class A	.77%
Actual		$ 1,000.00	$ 943.30	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 943.40	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.42%
Actual		$ 1,000.00	$ 940.00	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.20
Class C	1.51%
Actual		$ 1,000.00	$ 939.80	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.66
Institutional Class	.53%
Actual		$ 1,000.00	$ 944.20	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	12.8	12.5
California	11.1	11.3
Illinois	10.3	10.7
New York	10.2	11.3
Washington	7.0	6.6
Top Five Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.7	38.9
Health Care	16.9	11.6
Transportation	10.0	9.4
Water & Sewer	9.6	8.6
Electric Utilities	8.2	9.5
Weighted Average Maturity as of October 31, 2008
		6 months ago
Years	14.9	8.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of October 31, 2008
6 months ago
Years	8.0	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2008	As of April 30, 2008
AAA 23.5%	AAA 48.1%
AA,A 63.7%	AA,A 37.1%
BBB 6.1%	BBB 9.1%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 2.3%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 2.9%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 958,670
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	1,934,277
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23 (AMBAC Insured)	1,000,000	994,830
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,292,070
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d) (e)	1,000,000	1,008,550
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,122,266
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,497,447
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	867,770
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	1,935,680
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	1,620,000	1,097,955
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	1,898,600
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,951,925
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	704,000
5.25% 12/1/22	1,500,000	1,116,885
		18,422,255
Arkansas - 0.1%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	982,420
California - 11.1%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,673
5% 11/1/24	2,400,000	2,271,936
5% 6/1/27 (AMBAC Insured)	600,000	555,870
5% 9/1/27	1,410,000	1,305,646
5% 3/1/31	1,800,000	1,622,232
5% 9/1/31	1,500,000	1,350,675
5% 12/1/31 (MBIA Insured)	845,000	762,503
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/32	$ 1,600,000	$ 1,430,000
5% 8/1/33	1,300,000	1,155,037
5% 9/1/33	1,800,000	1,599,066
5% 8/1/35	2,400,000	2,106,840
5% 9/1/35	2,600,000	2,282,124
5.125% 11/1/24	600,000	580,602
5.25% 2/1/16	1,000,000	1,032,910
5.25% 2/1/24	1,000,000	981,420
5.25% 2/1/27 (MBIA Insured)	500,000	482,330
5.25% 2/1/28	1,200,000	1,152,168
5.25% 2/1/33	2,000,000	1,850,520
5.25% 12/1/33	20,000	18,605
5.25% 3/1/38	3,700,000	3,370,922
5.5% 8/1/27	2,100,000	2,085,258
5.5% 8/1/29	2,800,000	2,755,508
5.5% 8/1/30	2,000,000	1,957,620
5.5% 11/1/33	5,400,000	5,201,334
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,000,000	920,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d) (e)	1,000,000	892,150
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,807,800
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,573,456
5% 11/1/21	1,760,000	1,681,363
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	942,650
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,415,812
Series 2005 H, 5% 6/1/18	1,425,000	1,425,741
Series 2005 K, 5% 11/1/17	2,300,000	2,313,455
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	484,560
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	884,560
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	1,300,000	1,111,292
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	$ 700,000	$ 563,507
Series 1999:
5% 1/15/16 (MBIA Insured)	400,000	396,400
5.75% 1/15/40	600,000	478,800
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 5% 6/1/45	5,650,000	4,025,004
Series 2007 A1, 5% 6/1/33	400,000	253,212
Series A, 5% 6/1/45 (FGIC Insured)	1,000,000	713,660
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,583,880
5.125% 7/1/41 (MBIA Insured)	1,300,000	1,189,682
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	978,790
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,058,420
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	906,750
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,536,420
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,255,144
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	515,740
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	669,973
5.5% 5/15/20 (AMBAC Insured)	740,000	745,876
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,533,800
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	980,495
		81,780,491
Colorado - 1.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,837,765
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	881,483
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	$ 2,000,000	$ 1,558,600
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	495,233
5.3% 7/1/37	300,000	186,735
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,049,656
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	785,184
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (FGIC Insured) (e)	1,000,000	1,011,470
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,278,874
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (MBIA Insured)	1,500,000	724,620
		12,809,620
Connecticut - 0.4%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	2,608,176
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,200,000	1,038,408
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,522,095
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,648,016
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,510,475
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (FGIC Insured)	6,400,000	5,951,168
		12,670,162
Florida - 3.2%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	908,190
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	978,130
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 600,000	$ 542,712
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,045,870
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,027,520
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,000,000	669,150
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	888,010
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,028,264
Series B:
5% 11/15/14	875,000	873,635
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	132,804
Series G:
5% 11/15/16	95,000	91,998
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,274
5.125% 11/15/18 (d)	965,000	910,159
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	37,211
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series B:
5% 11/15/30	435,000	400,165
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	140,000	148,326
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,275,165
5% 7/1/19	2,230,000	1,962,289
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	999,330
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	886,260
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	823,330
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	1,896,480
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	3,976,400
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	$ 1,200,000	$ 959,172
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	493,025
		23,958,869
Georgia - 3.2%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	2,000,000	1,999,920
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,002,520
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37 (FSA Insured)	2,400,000	2,100,240
5% 11/1/43 (FSA Insured)	9,070,000	7,810,086
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,090,418
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	553,751
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	1,997,950
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,043,434
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,215,000	611,643
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,500,000	1,258,525
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,162,877
		23,631,364
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	1,300,000	1,385,085
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (e)	1,250,000	1,194,375
		2,579,460
Illinois - 10.3%
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,300,000	858,286
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,353,038
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.):
0% 1/1/24 (FGIC Insured)	$ 6,110,000	$ 2,520,008
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,457,970
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	30,815
5.25% 1/1/33 (MBIA Insured)	310,000	289,109
5.5% 1/1/38 (MBIA Insured)	255,000	243,591
Series C, 5.5% 1/1/40	525,000	509,733
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	301,608
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/09 (AMBAC Insured) (e)	570,000	572,611
Series 2006 B, 5% 1/1/26 (MBIA Insured) (e)	1,405,000	1,136,912
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	900,000	869,994
6.25% 1/1/09 (AMBAC Insured) (e)	3,325,000	3,337,336
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	157,630
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,340,010
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28 (c)	1,000,000	999,950
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,021,110
5.25% 11/15/26 (MBIA Insured)	300,000	298,266
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,053,745
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,346,087
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	295,887
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (FGIC Insured)	1,150,000	1,162,639
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	5,900,000	2,681,196
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	900,000	825,516
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,279,328
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	763,790
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,800,000	$ 1,614,060
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	893,690
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,304,699
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,602,821
(Rush Univ. Med. Ctr. Proj.) Series B, 5.25% 11/1/35 (MBIA Insured)	2,000,000	1,557,980
Illinois Gen. Oblig.:
First Series:
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,016,840
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,010,160
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,022,840
Series 2006, 5.5% 1/1/31	1,000,000	1,021,870
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	2,533,260
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	1,841,952
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,779,500
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	847,070
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,636,935
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	840,800
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	616,626
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,116,000
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	629,900
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,239,689
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	898,782
Lake County Forest Preservation District Series 2007 A, 2.239% 12/15/13 (d)	955,000	811,750
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,831,313
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 3,300,000	$ 3,223,803
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,640,603
0% 6/15/19 (MBIA Insured)	3,710,000	2,109,951
0% 6/15/22 (MBIA Insured)	1,100,000	509,850
0% 12/15/24 (MBIA Insured)	3,090,000	1,224,258
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	63,364
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	885,760
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,000,000	1,842,660
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (MBIA Insured)	3,700,000	2,764,936
Series 1999 A, 0% 4/1/20 (MBIA Insured)	1,600,000	863,632
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23 (FGIC Insured)	1,000,000	369,030
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	747,970
		75,620,519
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,874,112
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	3,970,618
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,500,840
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (f)	1,500,000	1,629,150
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	653,760
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	912,920
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	1,000,000	971,200
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	822,612
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	$ 2,000,000	$ 1,630,700
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,023,780
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	700,000	703,143
		15,692,835
Iowa - 0.7%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	765,000	779,673
5.125% 6/1/39	500,000	408,555
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,200,880
		5,389,108
Kansas - 1.5%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	325,972
5.25% 11/15/16	955,000	919,923
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,533,045
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998 C, 5.25% 12/1/09 (MBIA Insured)	1,420,000	1,434,356
5% 12/1/13 (MBIA Insured)	2,390,000	2,414,115
5% 12/1/14 (MBIA Insured)	500,000	505,000
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,767,570
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	921,240
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	968,950
		10,790,171
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,193,625
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 1,000,000	$ 840,300
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	1,936,660
		4,970,585
Louisiana - 1.0%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,788,232
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,442,672
5.5% 6/1/41 (FGIC Insured)	1,000,000	894,990
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,454,919
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (MBIA Insured)	1,000,000	919,400
0% 9/1/15 (AMBAC Insured)	700,000	503,790
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	353,611
		7,357,614
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	953,910
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,117,704
		2,071,614
Maryland - 1.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,766,715
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,077,006
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	869,990
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	1,000,000	879,390
6% 1/1/38	2,800,000	2,193,968
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	719,540
		7,506,609
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 3.3%
Massachusetts Gen. Oblig.:
Series 2007 A, 3.37% 5/1/37 (d)	$ 1,000,000	$ 600,010
Series 2007 C:
5% 8/1/37	4,800,000	4,393,488
5.25% 8/1/24 (FSA Insured)	2,200,000	2,229,040
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,368
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,254,660
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23	5,000,000	4,989,250
5% 8/15/30	4,500,000	4,309,650
5% 8/15/37	2,200,000	1,994,850
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	2,000,000	1,659,100
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,089
		24,685,505
Michigan - 2.9%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured)	1,515,000	1,558,814
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,100,000	1,109,636
Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,380,812
Detroit Wtr. Supply Sys. Rev.:
Series A, 5% 7/1/34 (MBIA Insured)	1,700,000	1,460,878
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,772,640
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,426,810
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,018,280
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,096,249
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	1,000,000	884,810
Series A, 5% 6/1/19	2,000,000	1,872,420
(Trinity Health Sys. Proj.) Series A, 6.5% 12/1/33 (c)	2,500,000	2,463,375
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	$ 1,000,000	$ 728,990
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,324,992
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,007,710
		21,106,416
Minnesota - 1.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22 (AMBAC Insured)	1,000,000	940,900
Series 2008 A, 5% 1/1/14 (e)	1,000,000	976,430
Series A, 5% 1/1/11 (e)	1,500,000	1,506,900
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	831,446
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	1,996,360
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	948,880
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	784,940
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,087,576
Series 2003 11, 5.25% 12/1/18	1,000,000	1,035,930
		10,109,362
Missouri - 0.7%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,022,928
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	3,000,000	3,019,890
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	784,321
		4,827,139
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	$ 1,500,000	$ 1,502,625
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 2.383% 12/1/17 (d)	1,100,000	655,358
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,197,092
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	2,000,000	1,546,960
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,009,008
5% 2/1/46	2,000,000	1,769,100
		6,177,518
Nevada - 0.8%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	853,130
Clark County Wtr. Reclamation District 5.625% 7/1/32 (c)	3,000,000	2,959,230
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,041,550
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,034,350
		5,888,260
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d) (e)	1,000,000	1,006,110
New Jersey - 1.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	742,420
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,010,100
5.25% 3/1/23	2,000,000	1,985,940
5.25% 3/1/25	1,500,000	1,472,490
5.25% 3/1/26	915,000	893,580
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	$ 400,000	$ 398,008
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	992,910
		7,495,448
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
Series 1997, 6.75% 7/1/09 (AMBAC Insured) (e)	450,000	462,488
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,895,304
		2,357,792
New York - 10.2%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,572,960
5.75% 5/1/21 (FSA Insured)	1,200,000	1,216,992
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,680,448
5.75% 5/1/25 (FSA Insured)	600,000	604,200
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,630,380
5% 2/15/47 (FGIC Insured)	1,200,000	1,012,368
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,245,076
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,022,780
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	880,000	896,315
Series 2005 G, 5% 8/1/15	1,000,000	1,029,310
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,441,035
Series 2008 D1, 5.125% 12/1/22	2,000,000	1,957,740
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	600,000	601,356
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (e)	1,000,000	1,003,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	471,755
Series 2003 E, 5% 6/15/34	1,600,000	1,482,688
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 400,000	$ 365,608
5% 6/15/38	1,300,000	1,185,262
5% 6/15/39	500,000	454,745
Series A:
5.125% 6/15/34 (MBIA Insured)	2,000,000	1,887,020
5.75% 6/15/40	2,000,000	1,991,200
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	911,640
Series A, 6% 11/1/28 (b)	2,000,000	2,119,720
Series B:
5% 8/1/32	1,300,000	1,210,690
5.25% 2/1/29 (b)	2,000,000	2,063,300
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	960,440
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,590,090
Series C, 7.5% 7/1/10	190,000	198,886
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	904,340
Series 2007 B, 5.25% 7/1/24	300,000	230,370
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,051,210
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	3,700,000	3,275,018
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,503,750
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,599,888
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,509,405
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	2,085,183
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,075,000	1,138,242
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	998,140
5.25% 6/1/22 (AMBAC Insured)	950,000	940,871
5.5% 6/1/14	1,720,000	1,728,772
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16	$ 4,700,000	$ 4,739,151
5.5% 6/1/17	4,000,000	4,036,040
Series C1:
5.5% 6/1/14	400,000	402,040
5.5% 6/1/15	1,700,000	1,718,513
5.5% 6/1/16	1,000,000	1,013,330
5.5% 6/1/17	1,600,000	1,614,416
5.5% 6/1/18	2,800,000	2,816,968
5.5% 6/1/19	1,600,000	1,601,840
5.5% 6/1/21	5,000,000	4,924,100
5.5% 6/1/22	1,500,000	1,466,310
		75,105,001
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	504,300
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	1,400,000	1,341,970
		1,846,270
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	925,410
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,251,285
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,109,304
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	334,836
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,666,915
Series D, 6.7% 1/1/19	1,115,000	1,135,851
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,013,720
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	942,070
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	$ 1,000,000	$ 731,260
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,334,663
		10,445,314
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,041,084
Ohio - 1.1%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,343,440
5.875% 6/1/47	1,300,000	824,863
6.5% 6/1/47	2,200,000	1,515,008
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	785,560
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,100,000	939,708
5.375% 1/1/38	1,000,000	851,940
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	420,061
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,600,000	1,280,912
		7,961,492
Oklahoma - 1.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
Series 2005, 5.5% 10/1/21 (FGIC Insured)	1,695,000	1,706,509
5.25% 10/1/29 (FGIC Insured)	1,000,000	926,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,419,888
5.5% 8/15/22	2,865,000	2,783,949
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (f)	1,740,000	1,814,681
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,449,120
		10,100,247
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,801,282
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,063,610
		2,864,892
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	841,483
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,292,313
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	984,300
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,600,072
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,554,215
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	799,267
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	458,580
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,061,178
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	1,667,820
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d) (e)	500,000	496,390
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,616,454
Pennsylvania Tpk. Commission Tpk. Rev. Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,436,715
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	488,755
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	530,694
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	191,442
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,303,000
		21,322,678
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.0%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	$ 2,500,000	$ 2,519,125
Series B, 5% 12/1/10	1,000,000	1,022,070
Series C, 5.25% 1/1/15 (e)	1,000,000	961,420
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	576,168
5.75%, tender 7/1/17 (d)	1,100,000	1,062,336
Series N, 5.5% 7/1/22	1,100,000	1,001,781
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	253,464
		7,396,364
Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,034,040
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,280,720
		5,314,760
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,944,213
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	993,330
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,024,358
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	899,790
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,113,510
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	975,770
		8,950,971
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	896,490
5% 12/15/15	1,500,000	1,297,500
5% 12/15/16	1,500,000	1,274,940
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	$ 1,000,000	$ 827,440
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,192,856
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,519,160
		7,008,386
Texas - 12.8%
Abilene Independent School District 5% 2/15/19	1,090,000	1,111,680
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	2,000,000	1,962,940
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	1,000,000	953,860
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,030,320
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	758,590
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,105,689
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	4,729,600
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,500,000	1,452,150
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,038,810
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,003,287
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	985,684
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	2,000,000	1,879,340
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,118,950
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	1,400,000	1,290,660
5.25% 11/1/12 (MBIA Insured) (e)	1,000,000	987,310
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,294,515
Garland Independent School District Series 2001, 5.5% 2/15/19	2,500,000	2,529,900
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	$ 1,000,000	$ 1,015,390
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (MBIA Insured)	2,500,000	1,592,325
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	5,947,756
Series 2002, 0% 8/15/24 (MBIA Insured)	1,000,000	400,160
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	976,200
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	915,740
Houston Independent School District 0% 8/15/13	1,300,000	1,072,864
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,157,099
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	673,640
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,834,524
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	682,500
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,014,140
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	975,000
Lewisville Independent School District 0% 8/15/19	2,340,000	1,340,001
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,052,337
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,000,000	947,770
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	637,007
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,021,770
Magnolia Independent School District 5% 8/15/22	1,000,000	1,004,160
Mansfield Independent School District:
5.375% 2/15/26	145,000	146,425
5.5% 2/15/17	25,000	25,930
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,041,508
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	1,000,000	954,610
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	$ 1,230,000	$ 1,290,910
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	916,720
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,005,400
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,005,150
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	685,157
Northside Independent School District 5.5% 2/15/15	940,000	972,214
Northwest Texas Independent School District 5.5% 8/15/21	170,000	175,003
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	390,480
5.375% 8/15/37	2,000,000	1,972,440
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d) (e)	4,645,000	4,086,903
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,540,497
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,320,407
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,540,799
Spring Branch Independent School District 5.375% 2/1/18	345,000	353,777
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,236,815
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	45,652
0% 9/1/15 (MBIA Insured)	1,100,000	794,310
0% 9/1/16 (MBIA Insured)	1,800,000	1,220,418
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	225,000	227,016
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	3,807,916
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,614,147
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,004,100
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,095,100
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,710,063
5.5% 2/15/37	2,100,000	2,104,347
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
White Settlement Independent School District Series 2004, 5.75% 8/15/34	$ 1,440,000	$ 1,457,366
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	35,694
		94,270,942
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	376,169
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,064,646
		1,440,815
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	400,312
6.125% 12/1/27 (AMBAC Insured)	1,000,000	974,190
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,514,044
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	851,990
		4,740,536
Washington - 7.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	628,590
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,733,453
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (e)	1,950,000	1,764,009
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	1,852,580
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	943,570
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	1,000,000	968,590
5% 1/1/35	2,000,000	1,818,820
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,685,620
Series 2008, 5.75% 1/1/43	3,600,000	3,588,984
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	$ 3,000,000	$ 2,931,090
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,030,650
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	978,720
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,025,100
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,026,970
5.25% 1/1/26 (FSA Insured)	1,000,000	998,810
Series B, 5% 7/1/28	1,095,000	1,061,613
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	675,924
Series S5, 0% 1/1/18	1,000,000	618,900
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	1,742,480
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	2,808,450
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,129,690
Series 2006 D, 5.25% 10/1/33	1,000,000	931,680
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,022,550
		51,966,843
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	793,250
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	735,000	693,656
6.375% 6/1/32	400,000	358,140
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	344,866
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	67,591
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,155,324
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	727,900
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.):
Series B, 6% 2/15/25	$ 1,500,000	$ 1,267,890
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	879,500
		5,494,867
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $770,576,167)	713,021,429
NET OTHER ASSETS - 3.4%	24,792,534
NET ASSETS - 100%	$ 737,813,963
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,456
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.7%
Health Care	16.9%
Transportation	10.0%
Water & Sewer	9.6%
Electric Utilities	8.2%
Special Tax	6.4%
Others* (individually less than 5%)	14.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $770,576,167)		$ 713,021,429
Cash		20,467,771
Receivable for investments sold		52,036
Receivable for fund shares sold		3,639,634
Interest receivable		11,651,976
Prepaid expenses		177
Other receivables		32,230
Total assets		748,865,253

Liabilities
Payable for investments purchased Regular delivery	$ 1,998,218
Delayed delivery	6,383,115
Payable for fund shares redeemed	1,143,688
Distributions payable	833,647
Accrued management fee	221,099
Distribution fees payable	179,626
Other affiliated payables	251,423
Other payables and accrued expenses	40,474
Total liabilities		11,051,290

Net Assets		$ 737,813,963
Net Assets consist of:
Paid in capital		$ 795,221,492
Undistributed net investment income		405,287
Accumulated undistributed net realized gain (loss) on investments		(258,078)
Net unrealized appreciation (depreciation) on investments		(57,554,738)
Net Assets		$ 737,813,963

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($235,465,754 ÷ 20,390,593 shares)	$ 11.55

Maximum offering price per share (100/96.00 of $11.55)	$ 12.03
Class T: Net Asset Value and redemption price per share ($233,891,148 ÷ 20,205,910 shares)	$ 11.58

Maximum offering price per share (100/96.00 of $11.58)	$ 12.06
Class B: Net Asset Value and offering price per share ($31,611,275 ÷ 2,744,381 shares)A	$ 11.52

Class C: Net Asset Value and offering price per share ($72,443,554 ÷ 6,261,683 shares)A	$ 11.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($164,402,232 ÷ 14,296,487 shares)	$ 11.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2008

Investment Income
Interest		$ 33,139,876
Income from Fidelity Central Funds		43,456
Total income		33,183,332

Expenses
Management fee	$ 2,644,615
Transfer agent fees	797,528
Distribution fees	2,216,611
Accounting fees and expenses	164,424
Custodian fees and expenses	10,861
Independent trustees' compensation	2,867
Registration fees	102,138
Audit	48,791
Legal	3,247
Miscellaneous	52,121
Total expenses before reductions	6,043,203
Expense reductions	(270,912)	5,772,291
Net investment income		27,411,041
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	294,280
Futures contracts	52,395
Capital gain distributions from Fidelity Central Funds	150
Total net realized gain (loss)		346,825
Change in net unrealized appreciation (depreciation) on investment securities		(68,089,483)
Net gain (loss)		(67,742,658)
Net increase (decrease) in net assets resulting from operations		$ (40,331,617)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,411,041	$ 23,523,390
Net realized gain (loss)	346,825	4,674,433
Change in net unrealized appreciation (depreciation)	(68,089,483)	(14,230,826)
Net increase (decrease) in net assets resulting from operations	(40,331,617)	13,966,997
Distributions to shareholders from net investment income	(27,367,600)	(23,472,444)
Distributions to shareholders from net realized gain	(4,055,840)	(4,708,167)
Total distributions	(31,423,440)	(28,180,611)
Share transactions - net increase (decrease)	125,828,693	54,152,047
Total increase (decrease) in net assets	54,073,636	39,938,433

Net Assets
Beginning of period	683,740,327	643,801,894
End of period (including undistributed net investment income of $405,287 and undistributed net investment income of $382,136, respectively)	$ 737,813,963	$ 683,740,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Income from Investment Operations
Net investment incomeC	.476	.488	.504	.521	.533
Net realized and unrealized gain (loss)	(1.094)	(.185)	.193	(.201)	.301
Total from investment operations	(.618)	.303	.697	.320	.834
Distributions from net investment income	(.477)	(.488)	(.505)	(.520)	(.532)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.552)	(.583)	(.667)	(.630)	(.554)
Net asset value, end of period	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28
Total ReturnA, B	(5.06)%	2.39%	5.56%	2.46%	6.56%
Ratios to Average Net AssetsD, F
Expenses before reductions	.78%	.73%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.78%	.73%	.68%	.69%	.69%
Expenses net of all reductions	.74%	.70%	.63%	.67%	.69%
Net investment income	3.85%	3.82%	3.93%	3.96%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,466	$ 160,903	$ 144,183	$ 123,844	$ 101,763
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Income from Investment Operations
Net investment income C	.480	.484	.493	.509	.522
Net realized and unrealized gain (loss)	(1.098)	(.177)	.181	(.202)	.299
Total from investment operations	(.618)	.307	.674	.307	.821
Distributions from net investment income	(.477)	(.482)	(.492)	(.507)	(.519)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.552)	(.577)	(.654)	(.617)	(.541)
Net asset value, end of period	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31
Total ReturnA, B	(5.05)%	2.42%	5.36%	2.35%	6.44%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.77%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.73%	.77%	.78%
Net investment income	3.85%	3.78%	3.83%	3.86%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,891	$ 281,113	$ 310,132	$ 318,973	$ 319,734
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Income from Investment Operations
Net investment incomeC	.396	.398	.407	.421	.435
Net realized and unrealized gain (loss)	(1.096)	(.185)	.193	(.200)	.291
Total from investment operations	(.700)	.213	.600	.221	.726
Distributions from net investment income	(.395)	(.398)	(.408)	(.421)	(.434)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.470)	(.493)	(.570)	(.531)	(.456)
Net asset value, end of period	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25
Total ReturnA, B	(5.70)%	1.68%	4.78%	1.70%	5.70%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of fee waivers, if any	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of all reductions	1.40%	1.40%	1.39%	1.42%	1.44%
Net investment income	3.19%	3.12%	3.17%	3.21%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,611	$ 48,172	$ 65,114	$ 82,084	$ 97,487
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Income from Investment Operations
Net investment incomeC	.384	.388	.396	.410	.423
Net realized and unrealized gain (loss)	(1.096)	(.187)	.192	(.202)	.300
Total from investment operations	(.712)	.201	.588	.208	.723
Distributions from net investment income	(.383)	(.386)	(.396)	(.408)	(.421)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.458)	(.481)	(.558)	(.518)	(.443)
Net asset value, end of period	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30
Total ReturnA, B	(5.77)%	1.58%	4.66%	1.59%	5.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.48%	1.52%	1.54%
Net investment income	3.09%	3.03%	3.08%	3.11%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,444	$ 60,971	$ 62,799	$ 63,984	$ 58,984
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Income from Investment Operations
Net investment incomeB	.504	.508	.520	.540	.551
Net realized and unrealized gain (loss)	(1.093)	(.180)	.196	(.208)	.304
Total from investment operations	(.589)	.328	.716	.332	.855
Distributions from net investment income	(.506)	(.513)	(.524)	(.542)	(.553)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.581)	(.608)	(.686)	(.652)	(.575)
Net asset value, end of period	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24
Total ReturnA	(4.86)%	2.60%	5.73%	2.56%	6.75%
Ratios to Average Net AssetsC, E
Expenses before reductions	.54%	.53%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.54%	.53%	.54%	.53%	.54%
Expenses net of all reductions	.50%	.50%	.49%	.51%	.53%
Net investment income	4.08%	4.02%	4.07%	4.13%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,402	$ 132,581	$ 61,573	$ 69,857	$ 44,164
Portfolio turnover rateD	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,217,612
Unrealized depreciation	(61,803,882)
Net unrealized appreciation (depreciation)	(57,586,270)
Undistributed ordinary income	25,030

Cost for federal income tax purposes	$ 770,607,699

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Tax-exempt Income	27,367,600	23,472,444
Long-term Capital Gains	4,055,840	4,708,167
Total	$ 31,423,440	$ 28,180,611

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Futures Contracts - continued

entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $221,750,275 and $97,082,995, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 502,880	$ 71,635
Class T	0%	.25%	656,976	12,720
Class B	.65%	.25%	361,056	262,318
Class C	.75%	.25%	695,699	154,019
			$ 2,216,611	$ 500,692

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 96,232
Class T	13,619
Class B*	73,116
Class C*	11,782
$ 194,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 215,351.11
Class T	278,827.11
Class B	47,586.12
Class C	76,501.11
Institutional Class	179,263.12
	$ 797,528

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,405 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10,861 and $144,139, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 33,263
Class T	42,367
Class B	6,330
Class C	10,755
Institutional Class	23,197
$ 115,912

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Class A	$ 7,741,141	$ 5,645,681
Class T	10,058,781	11,211,828
Class B	1,275,735	1,743,488
Class C	2,142,573	1,867,071
Institutional Class	6,149,370	3,004,376
Total	$ 27,367,600	$ 23,472,444
From net realized gain
Class A	$ 972,238	$ 1,058,491
Class T	1,623,400	2,260,436
Class B	275,186	465,204
Class C	369,234	456,116
Institutional Class	815,782	467,920
Total	$ 4,055,840	$ 4,708,167

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008	2007	2008	2007
Class A
Shares sold	12,270,380	4,272,472	$ 151,882,289	$ 54,522,728
Reinvestment of distributions	488,162	345,997	6,018,281	4,430,985
Shares redeemed	(5,021,572)	(3,058,970)	(61,313,610)	(39,089,552)
Net increase (decrease)	7,736,970	1,559,499	$ 96,586,960	$ 19,864,161
Class T
Shares sold	2,073,341	2,058,041	$ 25,815,630	$ 26,400,264
Reinvestment of distributions	684,430	776,230	8,499,841	9,967,138
Shares redeemed	(4,608,168)	(4,588,669)	(57,202,553)	(58,688,996)
Net increase (decrease)	(1,850,397)	(1,754,398)	$ (22,887,082)	$ (22,321,594)
Class B
Shares sold	414,617	277,473	$ 5,116,480	$ 3,532,297
Reinvestment of distributions	75,706	100,994	937,355	1,292,450
Shares redeemed	(1,543,289)	(1,602,715)	(19,141,154)	(20,454,820)
Net increase (decrease)	(1,052,966)	(1,224,248)	$ (13,087,319)	$ (15,630,073)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2008	2007	2008	2007
Class C
Shares sold	2,780,789	993,821	$ 34,551,359	$ 12,716,161
Reinvestment of distributions	124,868	120,375	1,547,401	1,545,884
Shares redeemed	(1,430,175)	(1,151,760)	(17,665,135)	(14,724,274)
Net increase (decrease)	1,475,482	(37,564)	$ 18,433,625	$ (462,229)
Institutional Class
Shares sold	9,421,582	7,757,242	$ 115,587,151	$ 98,641,561
Reinvestment of distributions	340,340	99,076	4,184,710	1,261,879
Shares redeemed	(5,933,275)	(2,143,840)	(72,989,352)	(27,201,658)
Net increase (decrease)	3,828,647	5,712,478	$ 46,782,509	$ 72,701,782

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity's Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Advisor Municipal Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 10.10% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability

Annual Report

and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-UANN-1208
1.784765.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Municipal Income Fund -
Institutional Class

Annual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-4.86%	2.47%	4.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Municipal Income Fund - Institutional Class on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Advisor Municipal Income Fund

Municipal bonds suffered losses during the 12 months ending October 31, 2008, hurt by a lack of buyers amid a growing risk aversion that spread rapidly across the global financial markets. When the period began, investors already had begun to unload lower-rated munis, migrating instead to the "safe haven" of U.S. Treasury securities. Within months, insured bonds - the top-rated munis - also came under pressure in response to concerns about the financial strength of bond insurers, many of which also had insured securities backed by subprime mortgages. In early 2008, the market for auction-rate securities seized up, providing even more pressure on tax-free bonds. The loss of independent muni dealers - Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - further disrupted the market, as did the selling by leveraged investors who unwound their muni positions to cover losses and meet their investors' redemption demands. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - fell 3.30%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Index, returned 0.30%.

For the year ending October 31, 2008, the fund's Institutional Class shares returned -4.86%. Meanwhile, the Barclays Capital 3 Plus Year Municipal Bond Index returned -4.34%. The fund lagged its benchmark primarily due to my decision to modestly overweight lower-quality securities, which lagged higher-quality munis in response to a weakening economy, volatility in the global credit markets and investors' aversion to risk. In addition, the fund's underweighting in the highest-quality bonds also cost us some ground because they generally performed best. In contrast, the fund benefited from advantageous yield-curve positioning, helped by my decision to maintain an overweighting in intermediate-maturity bonds, which outperformed bonds in the 20-year range, in which we were underweighted. My decision to underweight poor-performing tobacco bonds worked to the fund's advantage. The sector was hurt by a glut of new issuance and by investors' increased aversion to risk.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Class A	.77%
Actual		$ 1,000.00	$ 943.30	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 943.40	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.42%
Actual		$ 1,000.00	$ 940.00	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.20
Class C	1.51%
Actual		$ 1,000.00	$ 939.80	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.66
Institutional Class	.53%
Actual		$ 1,000.00	$ 944.20	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	12.8	12.5
California	11.1	11.3
Illinois	10.3	10.7
New York	10.2	11.3
Washington	7.0	6.6
Top Five Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.7	38.9
Health Care	16.9	11.6
Transportation	10.0	9.4
Water & Sewer	9.6	8.6
Electric Utilities	8.2	9.5
Weighted Average Maturity as of October 31, 2008
		6 months ago
Years	14.9	8.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of October 31, 2008
6 months ago
Years	8.0	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2008	As of April 30, 2008
AAA 23.5%	AAA 48.1%
AA,A 63.7%	AA,A 37.1%
BBB 6.1%	BBB 9.1%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 2.3%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 2.9%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 958,670
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	1,934,277
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23 (AMBAC Insured)	1,000,000	994,830
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,292,070
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d) (e)	1,000,000	1,008,550
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,122,266
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,497,447
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	867,770
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	1,935,680
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	1,620,000	1,097,955
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	1,898,600
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,951,925
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	704,000
5.25% 12/1/22	1,500,000	1,116,885
		18,422,255
Arkansas - 0.1%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	982,420
California - 11.1%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,673
5% 11/1/24	2,400,000	2,271,936
5% 6/1/27 (AMBAC Insured)	600,000	555,870
5% 9/1/27	1,410,000	1,305,646
5% 3/1/31	1,800,000	1,622,232
5% 9/1/31	1,500,000	1,350,675
5% 12/1/31 (MBIA Insured)	845,000	762,503
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/32	$ 1,600,000	$ 1,430,000
5% 8/1/33	1,300,000	1,155,037
5% 9/1/33	1,800,000	1,599,066
5% 8/1/35	2,400,000	2,106,840
5% 9/1/35	2,600,000	2,282,124
5.125% 11/1/24	600,000	580,602
5.25% 2/1/16	1,000,000	1,032,910
5.25% 2/1/24	1,000,000	981,420
5.25% 2/1/27 (MBIA Insured)	500,000	482,330
5.25% 2/1/28	1,200,000	1,152,168
5.25% 2/1/33	2,000,000	1,850,520
5.25% 12/1/33	20,000	18,605
5.25% 3/1/38	3,700,000	3,370,922
5.5% 8/1/27	2,100,000	2,085,258
5.5% 8/1/29	2,800,000	2,755,508
5.5% 8/1/30	2,000,000	1,957,620
5.5% 11/1/33	5,400,000	5,201,334
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,000,000	920,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d) (e)	1,000,000	892,150
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,807,800
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,573,456
5% 11/1/21	1,760,000	1,681,363
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	942,650
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,415,812
Series 2005 H, 5% 6/1/18	1,425,000	1,425,741
Series 2005 K, 5% 11/1/17	2,300,000	2,313,455
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	484,560
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	884,560
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	1,300,000	1,111,292
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	$ 700,000	$ 563,507
Series 1999:
5% 1/15/16 (MBIA Insured)	400,000	396,400
5.75% 1/15/40	600,000	478,800
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 5% 6/1/45	5,650,000	4,025,004
Series 2007 A1, 5% 6/1/33	400,000	253,212
Series A, 5% 6/1/45 (FGIC Insured)	1,000,000	713,660
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,583,880
5.125% 7/1/41 (MBIA Insured)	1,300,000	1,189,682
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	978,790
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,058,420
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	906,750
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,536,420
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,255,144
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	515,740
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	669,973
5.5% 5/15/20 (AMBAC Insured)	740,000	745,876
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,533,800
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	980,495
		81,780,491
Colorado - 1.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,837,765
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	881,483
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	$ 2,000,000	$ 1,558,600
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	495,233
5.3% 7/1/37	300,000	186,735
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,049,656
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	785,184
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (FGIC Insured) (e)	1,000,000	1,011,470
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,278,874
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (MBIA Insured)	1,500,000	724,620
		12,809,620
Connecticut - 0.4%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	2,608,176
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,200,000	1,038,408
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,522,095
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,648,016
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,510,475
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (FGIC Insured)	6,400,000	5,951,168
		12,670,162
Florida - 3.2%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	908,190
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	978,130
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 600,000	$ 542,712
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,045,870
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,027,520
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,000,000	669,150
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	888,010
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,028,264
Series B:
5% 11/15/14	875,000	873,635
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	132,804
Series G:
5% 11/15/16	95,000	91,998
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,274
5.125% 11/15/18 (d)	965,000	910,159
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	37,211
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series B:
5% 11/15/30	435,000	400,165
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	140,000	148,326
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,275,165
5% 7/1/19	2,230,000	1,962,289
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	999,330
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	886,260
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	823,330
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	1,896,480
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	3,976,400
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	$ 1,200,000	$ 959,172
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	493,025
		23,958,869
Georgia - 3.2%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	2,000,000	1,999,920
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,002,520
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37 (FSA Insured)	2,400,000	2,100,240
5% 11/1/43 (FSA Insured)	9,070,000	7,810,086
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,090,418
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	553,751
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	1,997,950
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,043,434
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,215,000	611,643
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,500,000	1,258,525
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,162,877
		23,631,364
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	1,300,000	1,385,085
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (e)	1,250,000	1,194,375
		2,579,460
Illinois - 10.3%
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,300,000	858,286
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,353,038
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.):
0% 1/1/24 (FGIC Insured)	$ 6,110,000	$ 2,520,008
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,457,970
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	30,815
5.25% 1/1/33 (MBIA Insured)	310,000	289,109
5.5% 1/1/38 (MBIA Insured)	255,000	243,591
Series C, 5.5% 1/1/40	525,000	509,733
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	301,608
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/09 (AMBAC Insured) (e)	570,000	572,611
Series 2006 B, 5% 1/1/26 (MBIA Insured) (e)	1,405,000	1,136,912
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	900,000	869,994
6.25% 1/1/09 (AMBAC Insured) (e)	3,325,000	3,337,336
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	157,630
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,340,010
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28 (c)	1,000,000	999,950
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,021,110
5.25% 11/15/26 (MBIA Insured)	300,000	298,266
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,053,745
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,346,087
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	295,887
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (FGIC Insured)	1,150,000	1,162,639
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	5,900,000	2,681,196
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	900,000	825,516
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,279,328
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	763,790
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,800,000	$ 1,614,060
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	893,690
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,304,699
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,602,821
(Rush Univ. Med. Ctr. Proj.) Series B, 5.25% 11/1/35 (MBIA Insured)	2,000,000	1,557,980
Illinois Gen. Oblig.:
First Series:
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,016,840
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,010,160
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,022,840
Series 2006, 5.5% 1/1/31	1,000,000	1,021,870
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	2,533,260
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	1,841,952
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,779,500
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	847,070
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,636,935
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	840,800
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	616,626
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,116,000
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	629,900
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,239,689
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	898,782
Lake County Forest Preservation District Series 2007 A, 2.239% 12/15/13 (d)	955,000	811,750
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,831,313
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 3,300,000	$ 3,223,803
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,640,603
0% 6/15/19 (MBIA Insured)	3,710,000	2,109,951
0% 6/15/22 (MBIA Insured)	1,100,000	509,850
0% 12/15/24 (MBIA Insured)	3,090,000	1,224,258
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	63,364
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	885,760
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,000,000	1,842,660
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (MBIA Insured)	3,700,000	2,764,936
Series 1999 A, 0% 4/1/20 (MBIA Insured)	1,600,000	863,632
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23 (FGIC Insured)	1,000,000	369,030
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	747,970
		75,620,519
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,874,112
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	3,970,618
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,500,840
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (f)	1,500,000	1,629,150
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	653,760
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	912,920
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	1,000,000	971,200
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	822,612
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	$ 2,000,000	$ 1,630,700
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,023,780
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	700,000	703,143
		15,692,835
Iowa - 0.7%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	765,000	779,673
5.125% 6/1/39	500,000	408,555
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,200,880
		5,389,108
Kansas - 1.5%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	325,972
5.25% 11/15/16	955,000	919,923
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,533,045
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998 C, 5.25% 12/1/09 (MBIA Insured)	1,420,000	1,434,356
5% 12/1/13 (MBIA Insured)	2,390,000	2,414,115
5% 12/1/14 (MBIA Insured)	500,000	505,000
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,767,570
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	921,240
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	968,950
		10,790,171
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,193,625
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 1,000,000	$ 840,300
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	1,936,660
		4,970,585
Louisiana - 1.0%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,788,232
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,442,672
5.5% 6/1/41 (FGIC Insured)	1,000,000	894,990
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,454,919
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (MBIA Insured)	1,000,000	919,400
0% 9/1/15 (AMBAC Insured)	700,000	503,790
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	353,611
		7,357,614
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	953,910
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,117,704
		2,071,614
Maryland - 1.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,766,715
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,077,006
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	869,990
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	1,000,000	879,390
6% 1/1/38	2,800,000	2,193,968
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	719,540
		7,506,609
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 3.3%
Massachusetts Gen. Oblig.:
Series 2007 A, 3.37% 5/1/37 (d)	$ 1,000,000	$ 600,010
Series 2007 C:
5% 8/1/37	4,800,000	4,393,488
5.25% 8/1/24 (FSA Insured)	2,200,000	2,229,040
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,368
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,254,660
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23	5,000,000	4,989,250
5% 8/15/30	4,500,000	4,309,650
5% 8/15/37	2,200,000	1,994,850
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	2,000,000	1,659,100
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,089
		24,685,505
Michigan - 2.9%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured)	1,515,000	1,558,814
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,100,000	1,109,636
Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,380,812
Detroit Wtr. Supply Sys. Rev.:
Series A, 5% 7/1/34 (MBIA Insured)	1,700,000	1,460,878
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,772,640
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,426,810
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,018,280
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,096,249
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	1,000,000	884,810
Series A, 5% 6/1/19	2,000,000	1,872,420
(Trinity Health Sys. Proj.) Series A, 6.5% 12/1/33 (c)	2,500,000	2,463,375
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	$ 1,000,000	$ 728,990
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,324,992
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,007,710
		21,106,416
Minnesota - 1.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22 (AMBAC Insured)	1,000,000	940,900
Series 2008 A, 5% 1/1/14 (e)	1,000,000	976,430
Series A, 5% 1/1/11 (e)	1,500,000	1,506,900
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	831,446
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	1,996,360
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	948,880
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	784,940
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,087,576
Series 2003 11, 5.25% 12/1/18	1,000,000	1,035,930
		10,109,362
Missouri - 0.7%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,022,928
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	3,000,000	3,019,890
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	784,321
		4,827,139
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	$ 1,500,000	$ 1,502,625
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 2.383% 12/1/17 (d)	1,100,000	655,358
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,197,092
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	2,000,000	1,546,960
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,009,008
5% 2/1/46	2,000,000	1,769,100
		6,177,518
Nevada - 0.8%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	853,130
Clark County Wtr. Reclamation District 5.625% 7/1/32 (c)	3,000,000	2,959,230
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,041,550
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,034,350
		5,888,260
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d) (e)	1,000,000	1,006,110
New Jersey - 1.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	742,420
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,010,100
5.25% 3/1/23	2,000,000	1,985,940
5.25% 3/1/25	1,500,000	1,472,490
5.25% 3/1/26	915,000	893,580
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	$ 400,000	$ 398,008
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	992,910
		7,495,448
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
Series 1997, 6.75% 7/1/09 (AMBAC Insured) (e)	450,000	462,488
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,895,304
		2,357,792
New York - 10.2%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,572,960
5.75% 5/1/21 (FSA Insured)	1,200,000	1,216,992
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,680,448
5.75% 5/1/25 (FSA Insured)	600,000	604,200
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,630,380
5% 2/15/47 (FGIC Insured)	1,200,000	1,012,368
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,245,076
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,022,780
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	880,000	896,315
Series 2005 G, 5% 8/1/15	1,000,000	1,029,310
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,441,035
Series 2008 D1, 5.125% 12/1/22	2,000,000	1,957,740
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	600,000	601,356
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (e)	1,000,000	1,003,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	471,755
Series 2003 E, 5% 6/15/34	1,600,000	1,482,688
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 400,000	$ 365,608
5% 6/15/38	1,300,000	1,185,262
5% 6/15/39	500,000	454,745
Series A:
5.125% 6/15/34 (MBIA Insured)	2,000,000	1,887,020
5.75% 6/15/40	2,000,000	1,991,200
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	911,640
Series A, 6% 11/1/28 (b)	2,000,000	2,119,720
Series B:
5% 8/1/32	1,300,000	1,210,690
5.25% 2/1/29 (b)	2,000,000	2,063,300
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	960,440
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,590,090
Series C, 7.5% 7/1/10	190,000	198,886
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	904,340
Series 2007 B, 5.25% 7/1/24	300,000	230,370
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,051,210
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	3,700,000	3,275,018
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,503,750
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,599,888
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,509,405
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	2,085,183
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,075,000	1,138,242
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	998,140
5.25% 6/1/22 (AMBAC Insured)	950,000	940,871
5.5% 6/1/14	1,720,000	1,728,772
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16	$ 4,700,000	$ 4,739,151
5.5% 6/1/17	4,000,000	4,036,040
Series C1:
5.5% 6/1/14	400,000	402,040
5.5% 6/1/15	1,700,000	1,718,513
5.5% 6/1/16	1,000,000	1,013,330
5.5% 6/1/17	1,600,000	1,614,416
5.5% 6/1/18	2,800,000	2,816,968
5.5% 6/1/19	1,600,000	1,601,840
5.5% 6/1/21	5,000,000	4,924,100
5.5% 6/1/22	1,500,000	1,466,310
		75,105,001
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	504,300
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	1,400,000	1,341,970
		1,846,270
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	925,410
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,251,285
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,109,304
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	334,836
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,666,915
Series D, 6.7% 1/1/19	1,115,000	1,135,851
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,013,720
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	942,070
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	$ 1,000,000	$ 731,260
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,334,663
		10,445,314
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,041,084
Ohio - 1.1%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,343,440
5.875% 6/1/47	1,300,000	824,863
6.5% 6/1/47	2,200,000	1,515,008
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	785,560
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,100,000	939,708
5.375% 1/1/38	1,000,000	851,940
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	420,061
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,600,000	1,280,912
		7,961,492
Oklahoma - 1.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
Series 2005, 5.5% 10/1/21 (FGIC Insured)	1,695,000	1,706,509
5.25% 10/1/29 (FGIC Insured)	1,000,000	926,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,419,888
5.5% 8/15/22	2,865,000	2,783,949
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (f)	1,740,000	1,814,681
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,449,120
		10,100,247
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,801,282
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,063,610
		2,864,892
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	841,483
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,292,313
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	984,300
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,600,072
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,554,215
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	799,267
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	458,580
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,061,178
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	1,667,820
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d) (e)	500,000	496,390
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,616,454
Pennsylvania Tpk. Commission Tpk. Rev. Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,436,715
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	488,755
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	530,694
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	191,442
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,303,000
		21,322,678
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.0%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	$ 2,500,000	$ 2,519,125
Series B, 5% 12/1/10	1,000,000	1,022,070
Series C, 5.25% 1/1/15 (e)	1,000,000	961,420
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	576,168
5.75%, tender 7/1/17 (d)	1,100,000	1,062,336
Series N, 5.5% 7/1/22	1,100,000	1,001,781
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	253,464
		7,396,364
Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,034,040
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,280,720
		5,314,760
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,944,213
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	993,330
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,024,358
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	899,790
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,113,510
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	975,770
		8,950,971
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	896,490
5% 12/15/15	1,500,000	1,297,500
5% 12/15/16	1,500,000	1,274,940
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	$ 1,000,000	$ 827,440
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,192,856
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,519,160
		7,008,386
Texas - 12.8%
Abilene Independent School District 5% 2/15/19	1,090,000	1,111,680
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	2,000,000	1,962,940
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	1,000,000	953,860
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,030,320
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	758,590
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,105,689
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	4,729,600
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,500,000	1,452,150
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,038,810
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,003,287
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	985,684
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	2,000,000	1,879,340
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,118,950
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	1,400,000	1,290,660
5.25% 11/1/12 (MBIA Insured) (e)	1,000,000	987,310
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,294,515
Garland Independent School District Series 2001, 5.5% 2/15/19	2,500,000	2,529,900
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	$ 1,000,000	$ 1,015,390
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (MBIA Insured)	2,500,000	1,592,325
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	5,947,756
Series 2002, 0% 8/15/24 (MBIA Insured)	1,000,000	400,160
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	976,200
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	915,740
Houston Independent School District 0% 8/15/13	1,300,000	1,072,864
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,157,099
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	673,640
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,834,524
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	682,500
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,014,140
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	975,000
Lewisville Independent School District 0% 8/15/19	2,340,000	1,340,001
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,052,337
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,000,000	947,770
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	637,007
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,021,770
Magnolia Independent School District 5% 8/15/22	1,000,000	1,004,160
Mansfield Independent School District:
5.375% 2/15/26	145,000	146,425
5.5% 2/15/17	25,000	25,930
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,041,508
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	1,000,000	954,610
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	$ 1,230,000	$ 1,290,910
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	916,720
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,005,400
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,005,150
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	685,157
Northside Independent School District 5.5% 2/15/15	940,000	972,214
Northwest Texas Independent School District 5.5% 8/15/21	170,000	175,003
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	390,480
5.375% 8/15/37	2,000,000	1,972,440
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d) (e)	4,645,000	4,086,903
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,540,497
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,320,407
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,540,799
Spring Branch Independent School District 5.375% 2/1/18	345,000	353,777
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,236,815
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	45,652
0% 9/1/15 (MBIA Insured)	1,100,000	794,310
0% 9/1/16 (MBIA Insured)	1,800,000	1,220,418
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	225,000	227,016
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	3,807,916
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,614,147
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,004,100
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,095,100
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,710,063
5.5% 2/15/37	2,100,000	2,104,347
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
White Settlement Independent School District Series 2004, 5.75% 8/15/34	$ 1,440,000	$ 1,457,366
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	35,694
		94,270,942
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	376,169
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,064,646
		1,440,815
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	400,312
6.125% 12/1/27 (AMBAC Insured)	1,000,000	974,190
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,514,044
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	851,990
		4,740,536
Washington - 7.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	628,590
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,733,453
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (e)	1,950,000	1,764,009
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	1,852,580
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	943,570
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	1,000,000	968,590
5% 1/1/35	2,000,000	1,818,820
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,685,620
Series 2008, 5.75% 1/1/43	3,600,000	3,588,984
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	$ 3,000,000	$ 2,931,090
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,030,650
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	978,720
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,025,100
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,026,970
5.25% 1/1/26 (FSA Insured)	1,000,000	998,810
Series B, 5% 7/1/28	1,095,000	1,061,613
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	675,924
Series S5, 0% 1/1/18	1,000,000	618,900
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	1,742,480
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	2,808,450
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,129,690
Series 2006 D, 5.25% 10/1/33	1,000,000	931,680
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,022,550
		51,966,843
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	793,250
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	735,000	693,656
6.375% 6/1/32	400,000	358,140
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	344,866
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	67,591
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,155,324
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	727,900
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.):
Series B, 6% 2/15/25	$ 1,500,000	$ 1,267,890
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	879,500
		5,494,867
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $770,576,167)	713,021,429
NET OTHER ASSETS - 3.4%	24,792,534
NET ASSETS - 100%	$ 737,813,963
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,456
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.7%
Health Care	16.9%
Transportation	10.0%
Water & Sewer	9.6%
Electric Utilities	8.2%
Special Tax	6.4%
Others* (individually less than 5%)	14.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $770,576,167)		$ 713,021,429
Cash		20,467,771
Receivable for investments sold		52,036
Receivable for fund shares sold		3,639,634
Interest receivable		11,651,976
Prepaid expenses		177
Other receivables		32,230
Total assets		748,865,253

Liabilities
Payable for investments purchased Regular delivery	$ 1,998,218
Delayed delivery	6,383,115
Payable for fund shares redeemed	1,143,688
Distributions payable	833,647
Accrued management fee	221,099
Distribution fees payable	179,626
Other affiliated payables	251,423
Other payables and accrued expenses	40,474
Total liabilities		11,051,290

Net Assets		$ 737,813,963
Net Assets consist of:
Paid in capital		$ 795,221,492
Undistributed net investment income		405,287
Accumulated undistributed net realized gain (loss) on investments		(258,078)
Net unrealized appreciation (depreciation) on investments		(57,554,738)
Net Assets		$ 737,813,963

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($235,465,754 ÷ 20,390,593 shares)	$ 11.55

Maximum offering price per share (100/96.00 of $11.55)	$ 12.03
Class T: Net Asset Value and redemption price per share ($233,891,148 ÷ 20,205,910 shares)	$ 11.58

Maximum offering price per share (100/96.00 of $11.58)	$ 12.06
Class B: Net Asset Value and offering price per share ($31,611,275 ÷ 2,744,381 shares)A	$ 11.52

Class C: Net Asset Value and offering price per share ($72,443,554 ÷ 6,261,683 shares)A	$ 11.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($164,402,232 ÷ 14,296,487 shares)	$ 11.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2008

Investment Income
Interest		$ 33,139,876
Income from Fidelity Central Funds		43,456
Total income		33,183,332

Expenses
Management fee	$ 2,644,615
Transfer agent fees	797,528
Distribution fees	2,216,611
Accounting fees and expenses	164,424
Custodian fees and expenses	10,861
Independent trustees' compensation	2,867
Registration fees	102,138
Audit	48,791
Legal	3,247
Miscellaneous	52,121
Total expenses before reductions	6,043,203
Expense reductions	(270,912)	5,772,291
Net investment income		27,411,041
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	294,280
Futures contracts	52,395
Capital gain distributions from Fidelity Central Funds	150
Total net realized gain (loss)		346,825
Change in net unrealized appreciation (depreciation) on investment securities		(68,089,483)
Net gain (loss)		(67,742,658)
Net increase (decrease) in net assets resulting from operations		$ (40,331,617)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,411,041	$ 23,523,390
Net realized gain (loss)	346,825	4,674,433
Change in net unrealized appreciation (depreciation)	(68,089,483)	(14,230,826)
Net increase (decrease) in net assets resulting from operations	(40,331,617)	13,966,997
Distributions to shareholders from net investment income	(27,367,600)	(23,472,444)
Distributions to shareholders from net realized gain	(4,055,840)	(4,708,167)
Total distributions	(31,423,440)	(28,180,611)
Share transactions - net increase (decrease)	125,828,693	54,152,047
Total increase (decrease) in net assets	54,073,636	39,938,433

Net Assets
Beginning of period	683,740,327	643,801,894
End of period (including undistributed net investment income of $405,287 and undistributed net investment income of $382,136, respectively)	$ 737,813,963	$ 683,740,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Income from Investment Operations
Net investment incomeC	.476	.488	.504	.521	.533
Net realized and unrealized gain (loss)	(1.094)	(.185)	.193	(.201)	.301
Total from investment operations	(.618)	.303	.697	.320	.834
Distributions from net investment income	(.477)	(.488)	(.505)	(.520)	(.532)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.552)	(.583)	(.667)	(.630)	(.554)
Net asset value, end of period	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28
Total ReturnA, B	(5.06)%	2.39%	5.56%	2.46%	6.56%
Ratios to Average Net AssetsD, F
Expenses before reductions	.78%	.73%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.78%	.73%	.68%	.69%	.69%
Expenses net of all reductions	.74%	.70%	.63%	.67%	.69%
Net investment income	3.85%	3.82%	3.93%	3.96%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,466	$ 160,903	$ 144,183	$ 123,844	$ 101,763
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Income from Investment Operations
Net investment income C	.480	.484	.493	.509	.522
Net realized and unrealized gain (loss)	(1.098)	(.177)	.181	(.202)	.299
Total from investment operations	(.618)	.307	.674	.307	.821
Distributions from net investment income	(.477)	(.482)	(.492)	(.507)	(.519)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.552)	(.577)	(.654)	(.617)	(.541)
Net asset value, end of period	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31
Total ReturnA, B	(5.05)%	2.42%	5.36%	2.35%	6.44%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.77%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.73%	.77%	.78%
Net investment income	3.85%	3.78%	3.83%	3.86%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,891	$ 281,113	$ 310,132	$ 318,973	$ 319,734
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Income from Investment Operations
Net investment incomeC	.396	.398	.407	.421	.435
Net realized and unrealized gain (loss)	(1.096)	(.185)	.193	(.200)	.291
Total from investment operations	(.700)	.213	.600	.221	.726
Distributions from net investment income	(.395)	(.398)	(.408)	(.421)	(.434)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.470)	(.493)	(.570)	(.531)	(.456)
Net asset value, end of period	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25
Total ReturnA, B	(5.70)%	1.68%	4.78%	1.70%	5.70%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of fee waivers, if any	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of all reductions	1.40%	1.40%	1.39%	1.42%	1.44%
Net investment income	3.19%	3.12%	3.17%	3.21%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,611	$ 48,172	$ 65,114	$ 82,084	$ 97,487
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Income from Investment Operations
Net investment incomeC	.384	.388	.396	.410	.423
Net realized and unrealized gain (loss)	(1.096)	(.187)	.192	(.202)	.300
Total from investment operations	(.712)	.201	.588	.208	.723
Distributions from net investment income	(.383)	(.386)	(.396)	(.408)	(.421)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.458)	(.481)	(.558)	(.518)	(.443)
Net asset value, end of period	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30
Total ReturnA, B	(5.77)%	1.58%	4.66%	1.59%	5.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.48%	1.52%	1.54%
Net investment income	3.09%	3.03%	3.08%	3.11%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,444	$ 60,971	$ 62,799	$ 63,984	$ 58,984
Portfolio turnover rateE	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Income from Investment Operations
Net investment incomeB	.504	.508	.520	.540	.551
Net realized and unrealized gain (loss)	(1.093)	(.180)	.196	(.208)	.304
Total from investment operations	(.589)	.328	.716	.332	.855
Distributions from net investment income	(.506)	(.513)	(.524)	(.542)	(.553)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.581)	(.608)	(.686)	(.652)	(.575)
Net asset value, end of period	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24
Total ReturnA	(4.86)%	2.60%	5.73%	2.56%	6.75%
Ratios to Average Net AssetsC, E
Expenses before reductions	.54%	.53%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.54%	.53%	.54%	.53%	.54%
Expenses net of all reductions	.50%	.50%	.49%	.51%	.53%
Net investment income	4.08%	4.02%	4.07%	4.13%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,402	$ 132,581	$ 61,573	$ 69,857	$ 44,164
Portfolio turnover rateD	14%	27%	26%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,217,612
Unrealized depreciation	(61,803,882)
Net unrealized appreciation (depreciation)	(57,586,270)
Undistributed ordinary income	25,030

Cost for federal income tax purposes	$ 770,607,699

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Tax-exempt Income	27,367,600	23,472,444
Long-term Capital Gains	4,055,840	4,708,167
Total	$ 31,423,440	$ 28,180,611

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Futures Contracts - continued

entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $221,750,275 and $97,082,995, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 502,880	$ 71,635
Class T	0%	.25%	656,976	12,720
Class B	.65%	.25%	361,056	262,318
Class C	.75%	.25%	695,699	154,019
			$ 2,216,611	$ 500,692

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 96,232
Class T	13,619
Class B*	73,116
Class C*	11,782
$ 194,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 215,351.11
Class T	278,827.11
Class B	47,586.12
Class C	76,501.11
Institutional Class	179,263.12
	$ 797,528

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,405 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10,861 and $144,139, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 33,263
Class T	42,367
Class B	6,330
Class C	10,755
Institutional Class	23,197
$ 115,912

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Class A	$ 7,741,141	$ 5,645,681
Class T	10,058,781	11,211,828
Class B	1,275,735	1,743,488
Class C	2,142,573	1,867,071
Institutional Class	6,149,370	3,004,376
Total	$ 27,367,600	$ 23,472,444
From net realized gain
Class A	$ 972,238	$ 1,058,491
Class T	1,623,400	2,260,436
Class B	275,186	465,204
Class C	369,234	456,116
Institutional Class	815,782	467,920
Total	$ 4,055,840	$ 4,708,167

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008	2007	2008	2007
Class A
Shares sold	12,270,380	4,272,472	$ 151,882,289	$ 54,522,728
Reinvestment of distributions	488,162	345,997	6,018,281	4,430,985
Shares redeemed	(5,021,572)	(3,058,970)	(61,313,610)	(39,089,552)
Net increase (decrease)	7,736,970	1,559,499	$ 96,586,960	$ 19,864,161
Class T
Shares sold	2,073,341	2,058,041	$ 25,815,630	$ 26,400,264
Reinvestment of distributions	684,430	776,230	8,499,841	9,967,138
Shares redeemed	(4,608,168)	(4,588,669)	(57,202,553)	(58,688,996)
Net increase (decrease)	(1,850,397)	(1,754,398)	$ (22,887,082)	$ (22,321,594)
Class B
Shares sold	414,617	277,473	$ 5,116,480	$ 3,532,297
Reinvestment of distributions	75,706	100,994	937,355	1,292,450
Shares redeemed	(1,543,289)	(1,602,715)	(19,141,154)	(20,454,820)
Net increase (decrease)	(1,052,966)	(1,224,248)	$ (13,087,319)	$ (15,630,073)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2008	2007	2008	2007
Class C
Shares sold	2,780,789	993,821	$ 34,551,359	$ 12,716,161
Reinvestment of distributions	124,868	120,375	1,547,401	1,545,884
Shares redeemed	(1,430,175)	(1,151,760)	(17,665,135)	(14,724,274)
Net increase (decrease)	1,475,482	(37,564)	$ 18,433,625	$ (462,229)
Institutional Class
Shares sold	9,421,582	7,757,242	$ 115,587,151	$ 98,641,561
Reinvestment of distributions	340,340	99,076	4,184,710	1,261,879
Shares redeemed	(5,933,275)	(2,143,840)	(72,989,352)	(27,201,658)
Net increase (decrease)	3,828,647	5,712,478	$ 46,782,509	$ 72,701,782

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity's Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Advisor Municipal Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 10.10% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability

Annual Report

and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research Company
(Hong Kong) Limited

Fidelity Management & Research Company
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-UANN-1208
1.784766.105

Item 2. Code of Ethics

As of the end of the period, October 31, 2008, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Municipal Income Fund (the "Fund"):

Services Billed by PwC

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Municipal Income Fund	$44,000	$-	$2,900	$1,900

October 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Municipal Income Fund	$47,000	$-	$2,900	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2008A	October 31, 2007A
Audit-Related Fees	$2,110,000	$-
Tax Fees	$-	$-
All Other Fees	$185,000	$ 275,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2008 A	October 31, 2007 A
PwC	$2,995,000	$2,005,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2008